Financial Instruments and Risk Management (Equity Securities) (Details) $ / shares in Units, $ in Millions		3 Months Ended			12 Months Ended
	Feb. 09, 2017 $ / shares	Dec. 31, 2018 USD ($) $ / shares	Mar. 31, 2018 $ / shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 $ / shares
Disclosure of detailed information about financial instruments [line items]
Share price (cad per share) | (per share)	$ 7.95	$ 6.44				$ 9.40
Proceeds from sales of investment property					$ 1.8
Monarques Gold Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets available-for-sale		$ 7.3			7.3
Other Investments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets available-for-sale		$ 0.5			$ 0.5
AuRico Metals [Member]
Disclosure of detailed information about financial instruments [line items]
Share price (cad per share) | $ / shares			$ 1.80
Proceeds from sales of investment property				$ 22.2
Gains on disposals of investments				13.7
Investment cost per share (cad per share) | $ / shares			0.72
Corex Gold Corp [Member]
Disclosure of detailed information about financial instruments [line items]
Share price (cad per share) | $ / shares			0.13
Proceeds from sales of investment property				2.7
Gains on disposals of investments				$ 0.6
Investment cost per share (cad per share) | $ / shares			$ 0.10